UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-09140

            Virtus Retirement Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                    Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                    Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS DFA 2015 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(1)—99.8%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	1,445	$31
DFA Inflation Protected Securities Portfolio - Institutional Shares	64,848	762
DFA International Core Equity Portfolio - Institutional Shares	2,411	34
DFA Large Cap International Portfolio - Institutional Shares	2,802	65
DFA LTIP Portfolio - Institutional Shares	20,510	190
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	4,594	99
DFA U.S. Large Company Portfolio - Institutional Shares	5,041	99

TOTAL MUTUAL FUNDS (Identified Cost $1,172)		1,280

TOTAL LONG TERM INVESTMENTS—99.8% (Identified Cost $1,172)		1,280

SHORT-TERM INVESTMENT—0.1%

Money Market Mutual Fund(1)—0.1%

Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.920%)	1,014	1

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1

TOTAL INVESTMENTS—99.9% (Identified Cost $1,173)		1,281

Other assets and liabilities, net—0.1%		2

NET ASSETS—100.0%		$1,283

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,280	$1,280
Short Term Investment	1	1

Total Investments	$1,281	$1,281

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

VIRTUS DFA 2020 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(1)—99.8%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	1,856	$40
DFA Inflation Protected Securities Portfolio - Institutional Shares	44,149	519
DFA International Core Equity Portfolio - Institutional Shares	3,020	42
DFA Large Cap International Portfolio - Institutional Shares	3,626	84
DFA LTIP Portfolio - Institutional Shares	38,901	360
DFA Short-Term Extended Quality Portfolio - Institutional Shares	1,550	17
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	1,680	17
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	5,840	126
DFA U.S. Large Company Portfolio - Institutional Shares	6,371	125

TOTAL MUTUAL FUNDS (Identified Cost $1,191)		1,330

TOTAL LONG TERM INVESTMENTS—99.8% (Identified Cost $1,191)		1,330

SHORT-TERM INVESTMENT—0.1%

Money Market Mutual Fund(1)—0.1%

Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.920%)	938	1

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1

TOTAL INVESTMENTS—99.9% (Identified Cost $1,192)		1,331

Other assets and liabilities, net—0.1%		2

NET ASSETS—100.0%		$1,333

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,330	$1,330
Short Term Investment	1	1

Total Investments	$1,331	$1,331

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

VIRTUS DFA 2025 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(1)—99.8%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	3,945	$86
DFA Inflation Protected Securities Portfolio - Institutional Shares	23,409	275
DFA International Core Equity Portfolio - Institutional Shares	6,324	89
DFA Large Cap International Portfolio - Institutional Shares	7,667	178
DFA LTIP Portfolio - Institutional Shares	70,599	653
DFA Short-Term Extended Quality Portfolio - Institutional Shares	7,042	76
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	7,662	76
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	12,621	272
DFA U.S. Large Company Portfolio - Institutional Shares	13,719	269

TOTAL MUTUAL FUNDS (Identified Cost $1,756)		1,974

TOTAL LONG TERM INVESTMENTS—99.8% (Identified Cost $1,756)		1,974

SHORT-TERM INVESTMENT—0.1%

Money Market Mutual Fund(1)—0.1%

Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.920%)	1,378	1

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1

TOTAL INVESTMENTS—99.9% (Identified Cost $1,757)		1,975

Other assets and liabilities, net—0.1%		3

NET ASSETS—100.0%		$1,978

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,974	$1,974
Short Term Investment	1	1

Total Investments	$1,975	$1,975

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

VIRTUS DFA 2030 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(1)—99.7%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	3,840	$83
DFA International Core Equity Portfolio - Institutional Shares	6,238	87
DFA Large Cap International Portfolio - Institutional Shares	7,720	179
DFA LTIP Portfolio - Institutional Shares	45,994	426
DFA Short-Term Extended Quality Portfolio - Institutional Shares	8,972	97
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	9,763	97
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	12,396	267
DFA U.S. Large Company Portfolio - Institutional Shares	13,511	265

TOTAL MUTUAL FUNDS (Identified Cost $1,273)		1,501

TOTAL LONG TERM INVESTMENTS—99.7% (Identified Cost $1,273)		1,501

SHORT-TERM INVESTMENT—0.1%

Money Market Mutual Fund(1)—0.1%

Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.920%)	982	1

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1

TOTAL INVESTMENTS—99.8% (Identified Cost $1,274)		1,502

Other assets and liabilities, net—0.2%		3

NET ASSETS—100.0%		$1,505

FOOTNOTE LEGEND:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,501	$1,501
Short Term Investment	1	1

Total Investments	$1,502	$1,502

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

VIRTUS DFA 2035 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(1)—99.8%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	5,646	$123
DFA International Core Equity Portfolio - Institutional Shares	9,227	129
DFA Large Cap International Portfolio - Institutional Shares	11,122	258
DFA LTIP Portfolio - Institutional Shares	19,165	177
DFA Short-Term Extended Quality Portfolio - Institutional Shares	14,877	161
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	16,172	161
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	18,312	395
DFA U.S. Large Company Portfolio - Institutional Shares	19,864	389

TOTAL MUTUAL FUNDS (Identified Cost $1,508)		1,793

TOTAL LONG TERM INVESTMENTS—99.8% (Identified Cost $1,508)		1,793

SHORT-TERM INVESTMENT—0.1%

Money Market Mutual Fund(1)—0.1%

Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.920%)	1,428	1

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1

TOTAL INVESTMENTS—99.9% (Identified Cost $1,509)		1,794

Other assets and liabilities, net—0.1%		3

NET ASSETS—100.0%		$1,797

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,793	$1,793
Short Term Investment	1	1

Total Investments	$1,794	$1,794

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

VIRTUS DFA 2040 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—99.8%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	5,575	$121
DFA International Core Equity Portfolio - Institutional Shares	9,078	127
DFA Large Cap International Portfolio - Institutional Shares	10,945	254
DFA Short-Term Extended Quality Portfolio - Institutional Shares	10,225	111
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	11,126	111
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	18,051	389
DFA U.S. Large Company Portfolio - Institutional Shares	19,617	384

TOTAL MUTUAL FUNDS (Identified Cost $1,203)		1,497

TOTAL LONG TERM INVESTMENTS—99.8% (Identified Cost $1,203)		1,497

SHORT-TERM INVESTMENT—0.1%

Money Market Mutual Fund(1)—0.1%

Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.920%)	1,018	1

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1

TOTAL INVESTMENTS—99.9% (Identified Cost $1,204)		1,498

Other assets and liabilities, net—0.1%		2

NET ASSETS—100.0%		$1,500

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,497	$1,497
Short Term Investment	1	1

Total Investments	$1,498	$1,498

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

VIRTUS DFA 2045 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(1)—99.8%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	6,283	$136
DFA International Core Equity Portfolio - Institutional Shares	10,141	142
DFA Large Cap International Portfolio - Institutional Shares	12,243	284
DFA Short-Term Extended Quality Portfolio - Institutional Shares	3,402	37
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	3,673	37
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	20,015	431
DFA U.S. Large Company Portfolio - Institutional Shares	21,908	429

TOTAL MUTUAL FUNDS (Identified Cost $1,177)		1,496

TOTAL LONG TERM INVESTMENTS—99.8% (Identified Cost $1,177)		1,496

SHORT-TERM INVESTMENT—0.1%

Money Market Mutual Fund(1)—0.1%

Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.920%)	943	1

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1

TOTAL INVESTMENTS—99.9% (Identified Cost $1,178)		1,497

Other assets and liabilities, net—0.1%		2

NET ASSETS—100.0%		$1,499

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,496	$1,496
Short Term Investment	1	1

Total Investments	$1,497	$1,497

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

VIRTUS DFA 2050 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(1)—99.7%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	6,404	$139
DFA International Core Equity Portfolio - Institutional Shares	10,415	146
DFA Large Cap International Portfolio - Institutional Shares	12,421	288
DFA Short-Term Extended Quality Portfolio - Institutional Shares	3,425	37
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	3,847	38
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	20,612	444
DFA U.S. Large Company Portfolio - Institutional Shares	22,425	439

TOTAL MUTUAL FUNDS (Identified Cost $1,209)		1,531

TOTAL LONG TERM INVESTMENTS—99.7% (Identified Cost $1,209)		1,531

SHORT-TERM INVESTMENT—0.1%

Money Market Mutual Fund(1)—0.1%

Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.920%)	950	1

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1

TOTAL INVESTMENTS—99.8% (Identified Cost $1,210)		1,532

Other assets and liabilities, net—0.2%		3

NET ASSETS—100.0%		$1,535

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,531	$1,531
Short Term Investment	1	1

Total Investments	$1,532	$1,532

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

VIRTUS DFA 2055 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(1)—99.8%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	5,590	$121
DFA International Core Equity Portfolio - Institutional Shares	9,116	128
DFA Large Cap International Portfolio - Institutional Shares	10,981	254
DFA Short-Term Extended Quality Portfolio - Institutional Shares	3,039	33
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	3,254	33
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	18,207	392
DFA U.S. Large Company Portfolio - Institutional Shares	19,809	388

TOTAL MUTUAL FUNDS (Identified Cost $1,048)		1,349

TOTAL LONG TERM INVESTMENTS—99.8% (Identified Cost $1,048)		1,349

SHORT-TERM INVESTMENT—0.1%

Money Market Mutual Fund(1)—0.1%

Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.920%)	978	1

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1

TOTAL INVESTMENTS—99.9% (Identified Cost $1,049)		1,350

Other assets and liabilities, net—0.1%		2

NET ASSETS—100.0%		$1,352

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,349	$1,349
Short Term Investment	1	1

Total Investments	$1,350	$1,350

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

VIRTUS DFA 2060 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(1)—99.8%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	6,121	$133
DFA International Core Equity Portfolio - Institutional Shares	9,774	137
DFA Large Cap International Portfolio - Institutional Shares	11,859	275
DFA Short-Term Extended Quality Portfolio - Institutional Shares	3,255	35
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	3,678	37
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	19,568	421
DFA U.S. Large Company Portfolio - Institutional Shares	21,350	418

TOTAL MUTUAL FUNDS (Identified Cost $1,139)		1,456

TOTAL LONG TERM INVESTMENTS—99.8% (Identified Cost $1,139)		1,456

SHORT-TERM INVESTMENT—0.1%

Money Market Mutual Fund(1)—0.1%

Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.920%)	967	1

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1

TOTAL INVESTMENTS—99.9% (Identified Cost $1,140)		1,457

Other assets and liabilities, net—0.1%		2

NET ASSETS—100.0%		$1,459

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,456	$1,456
Short Term Investment	1	1

Total Investments	$1,457	$1,457

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

VIRTUS RETIREMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2017

The Trust was originally organized as a Massachusetts business trust on December 4, 1995, under the name of “Phoenix Duff & Phelps Institutional Mutual Funds.” It was reorganized as a Delaware statutory trust in October 2000. From May 1, 2004, to October 20, 2008, the Trust was named Phoenix Institutional Mutual Funds, and from October 20, 2008, to August 24, 2015, the Trust was named Virtus Institutional Trust.

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Trust, in the preparation of the Schedules of Investments are summarized below. The preparation of the Schedules of Investments in conformity with the U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS RETIREMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2017 (CONTINUED)

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts (“ADRs”), financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed, and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedules of Investments.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Retirement Trust

By (Signature and Title)*	/s/George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/29/2017

By (Signature and Title)*	/s/W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date	11/29/2017

* Print the name and title of each signing officer under his or her signature.